Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan Risk And Uncertainties [Line Items]
Risks and Uncertainties

9. Risks and Uncertainties

The Plan’s investments are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.